Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision of Income Taxes

The loss before income taxes of the Company for the six months ended June 30, 2025 and 2024 were comprised of the following:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Tax jurisdictions from:
Local:
- British Virgin Islands (non-taxable jurisdiction)	$(173,734)	$(99,690)
Foreign, representing:
- Labuan, Malaysia (non-taxable jurisdiction)	$(2,560)	$(6,713)
- Malaysia	$(482,816)	$(400,706)
Loss before income taxes	$(659,110)	$(507,109)

Schedule of Effective Income Tax Rate

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Statutory income tax rate	24.0%	24.0%
Effect of foreign tax rate difference	-%	-%
Change in valuation allowance	(24.0)%	(24.0)%
Others	-%	-%
Effective tax rate	0.0%	0.0%

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Computed expected tax benefit	$115,876	$96,169
Effect of foreign tax rate difference	$-	$-
Change in valuation allowance	$(115,876)	$(96,169)
Others	$-	$-
Income tax expense	$-	$-

Schedule of Deferred Tax Assets

	For the six months ended June 30, 2025		For the six months ended June 30, 2024
		(Unaudited)		(Unaudited)
Deferred tax assets:	$		$

Net operating losses carry forwards
- British Virgin Islands		$-		$-
- Labuan, Malaysia		$-		$-
- Malaysia		$894,788		$613,768
Unabsorbed capital allowances		$156,246		$106,539
Total deferred tax assets		$1,051,034		$720,307
Less: valuation allowance		$(1,051,034)		$(720,307)
Deferred tax assets, net of valuation allowance		$-		$-